Derivative financial instruments - General information and gain or loss recognized or reclassified (Details) Item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Item oz t	Dec. 31, 2019 USD ($) Item oz t	Dec. 31, 2018 USD ($) Item oz t
Derivative [Line Items]
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ (3)	$ (5)	$ 12
Expected losses on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	$ (1)
Longest maturity of a derivative classified as a cash flow hedge	49 months
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 310	$ (167)	$ 0
Minimum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	39,390	42,494	46,143
Aluminum swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	8,112	8,388	9,491
Silver swaps (in ounces)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | oz	1,966,677	2,508,770	2,861,294
Foreign exchange contracts
Derivative [Line Items]
Notional amount of derivative	$ 12,610	$ 15,015	$ 13,612
Foreign exchange contracts | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	94	(7)	(121)
Foreign exchange contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	0	(64)	46
Foreign exchange contracts | Selling, general and administrative expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(11)	2	10
Foreign exchange contracts | Non-order related research and development expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(2)	1	(1)
Foreign exchange contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	207	(122)	40
Embedded foreign exchange derivatives
Derivative [Line Items]
Notional amount of derivative	1,134	924	733
Embedded foreign exchange derivatives | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(34)	17	58
Embedded foreign exchange derivatives | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(6)	(4)
Embedded foreign exchange derivatives | Selling, general and administrative expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	0	0	2
Interest rate contracts
Derivative [Line Items]
Notional amount of derivative	3,227	5,188	3,300
Interest rate contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	11	38	(4)
Gains (losses) recognized in income on hedged item	(11)	(38)	5
Commodity contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	56	12	(33)
Other | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 1	$ 0	$ 3
Equity derivatives
Derivative [Line Items]
Cash-settled call options held on ABB Ltd shares | Item	22	40	41
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 21	$ 26	$ 6